Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21.
Commitments and Contingencies

Legal Proceedings

The Company is from time to time subject to legal proceedings and claims, which arise in the normal course of its business. In the opinion of management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position, results of operations or cash flows of the Company.

Tariffs

In February 2026, the U.S. Supreme Court issued a ruling invalidating certain tariffs previously imposed under the International Emergency Economic Powers Act (“IEEPA”). As a result of this ruling, the Company may be eligible for a refund of tariffs previously paid on imported goods. As the recoverability and timing of any such refund remains uncertain, the Company has not recognized a receivable and corresponding offset to expense or asset as of March 31, 2026, and the Company will not until such amounts are realized or realizable. The Company will continue to monitor these developments and their potential impact on our results of operations, including reduction of revenue for any potential refunds to certain customers for which a contractual obligation exists.

19.
Commitments and Contingencies

The Company is from time to time subject to legal proceedings and claims, which arise in the normal course of its business. In the opinion of management and legal counsel, the amount of losses that may be sustained, if any, would not have a material effect on the financial position, results of operations or cash flows of the Company.